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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-02699
AIM Growth Series (Invesco Growth Series)1

(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Address of principal executive offices)     (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 3/31
Date of reporting period: 12/31/10

[1]	Funds included are: Invesco Van Kampen Asset Allocation Conservative Fund, Invesco Van Kampen Asset Allocation Growth Fund and Invesco Van Kampen Asset Allocation Moderate Fund.

Item 1. Schedule of Investments.

Invesco Van Kampen Asset Allocation
Conservative Fund
Quarterly Schedule of Portfolio Holdings
December 31, 2010

invesco.com/us	VK-AAC-QTR-1 12/10	Invesco Advisers, Inc.

Schedule of Investments
December 31, 2010 (Unaudited)

	Number of
Description	Shares	Value

Investment Companies (a) 99.8%
Invesco Balanced-Risk Allocation Fund, Institutional Class	1,089,572	$12,192,306
Invesco Balanced-Risk Commodity Strategy Fund, Institutional Class (c)	477,495	5,281,099
Invesco Charter Fund, Institutional Class	208,663	3,463,804
Invesco Core Bond Fund, Institutional Class (b)	3,440,412	30,929,303
Invesco Developing Markets Fund, Institutional Class	122,965	4,068,911
Invesco Diversified Dividend Fund, Institutional Class	431,057	5,284,754
Invesco Emerging Market Local Currency Debt Fund, Institutional Class (b)	389,730	4,131,140
Invesco Endeavor Fund, Institutional Class (c)	160,425	2,693,540
Invesco Floating Rate Fund, Institutional Class	891,324	6,898,849
Invesco Global Real Estate Fund, Institutional Class	237,161	2,466,479
Invesco International Core Equity Fund, Institutional Class	454,737	5,061,222
Invesco Small Cap Equity Fund, Institutional Class (c)	177,143	2,251,484
Invesco Van Kampen Capital Growth Fund, Institutional Class (c)	357,258	4,883,715
Invesco Van Kampen Comstock Fund, Institutional Class	203,651	3,201,394
Invesco Van Kampen Growth and Income Fund, Institutional Class	140,645	2,707,407
Invesco Van Kampen High Yield Fund, Institutional Class	642,304	6,236,769
Invesco Van Kampen International Growth Fund, Institutional Class	276,569	4,665,724
PowerShares 1-30 Laddered Treasury Portfolio (b)	744,100	20,797,595

Total Long-Term Investments 99.8% (Cost $121,377,039)		127,215,495

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Asset Allocation Conservative Fund

	Number of
Description	Shares	Value

Money Market Funds (a) 0.3%
Liquid Assets Portfolio-Institutional Class	201,574	$201,574
Premier Portfolio-Institutional Class	201,574	201,574

Total Money Market Funds 0.3% (Cost $403,148)		403,148

Total Investments 100.1% (Cost $121,780,187)		127,618,643

Liabilities in Excess of Other Assets (0.1%)		(183,541)

Net Assets 100.0%		$127,435,102

Percentages are calculated as a percentage of net assets.

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.

(b)	The Fund does not invest in the affiliated underlying funds for the purpose of exercising management or control. At December 31, 2010, the Fund held the following positions, which exceeded 5% of the affiliated underlying fund’s shares outstanding:

Percent of
Affiliated Underlying Fund	Shares Held
Invesco Core Bond Fund, Institutional Class	8.80%
Invesco Emerging Market Local Currency Debt Fund, Institutional Class	10.29
PowerShares 1-30 Laddered Treasury Portfolio	7.40

(c)	Non-income producing security.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Asset Allocation Conservative Fund

Notes to Quarterly Schedule of Portfolio Holdings
December 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations – Investments in underlying funds are valued at the end of the day net asset value per share.
     Securities in the underlying funds, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities
Invesco Van Kampen Asset Allocation Conservative Fund

end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
Invesco Van Kampen Asset Allocation Conservative Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.

Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of December 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
During the nine months ended December 31, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$127,618,643	$—	$—	$127,618,643

NOTE 3 — Investment Securities
Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$-0-

Aggregate unrealized (depreciation) of investment securities	(1,937,099)

Net unrealized appreciation (depreciation) of investment securities	$(1,937,099)

Cost of investments for tax purposes is $129,555,742.
Invesco Van Kampen Asset Allocation Conservative Fund

NOTE 4 — Investments in Affiliates
     The Fund and the mutual funds below have the same investment adviser and therefore are considered to be affiliated. On June 1, 2010, Class I shares of the former Van Kampen funds were reorganized into Class Y shares of their respective Invesco Van Kampen fund. On July 1, 2010, the Fund transferred its investment in each Invesco fund Class Y shares into the Institutional Class shares of the respective fund. The amount transferred out of each Class Y shares investments is included in Proceeds from Sales. The amount transferred into each Institutional Class is included in Purchases at Cost. The following is a summary of the transactions in and earnings from investments in affiliated mutual funds for the nine months ended December 31, 2010.

				Change in
				Unrealized	Realized
	Value	Purchases at	Proceeds from	Appreciation	Gain	Value	Dividend
	03/31/2010	Cost	Sales	(Depreciation)	(Loss)	12/31/2010	Income

Invesco Balanced-Risk Allocation Fund, Institutional Class	$—	$14,819,050	$2,510,961	$(146,490)	$30,707	$12,192,306	$707,044

Invesco Balanced-Risk Commodity Strategy Fund, Institutional Class	—	5,090,560	339,952	506,145	24,346	5,281,099	—

Invesco Charter Fund, Institutional Class	—	3,527,811	376,434	294,214	18,213	3,463,804	31,126

Invesco Core Bond Fund, Institutional Class	—	31,575,443	233,308	(407,773)	(5,059)	30,929,303	140,018

Invesco Developing Markets Fund, Institutional Class	—	4,198,335	352,184	211,443	11,317	4,068,911	44,446

Invesco Diversified Dividend Fund, Institutional Class	—	5,392,868	599,131	461,231	29,786	5,284,754	45,458

Invesco Emerging Market Local Currency Debt Fund, Institutional Class	—	4,677,875	518,818	(30,993)	3,076	4,131,140	190,680

Invesco Endeavor Fund, Institutional Class	—	2,677,901	448,643	421,918	42,364	2,693,540	—

Invesco Floating Rate Fund, Institutional Class	—	7,497,380	807,014	195,317	13,166	6,898,849	96,624

Invesco Global Real Estate Fund, Institutional Class	—	2,623,345	255,437	93,363	5,208	2,466,479	87,348

Invesco International Core Equity Fund, Institutional Class	—	5,221,664	536,191	354,695	21,054	5,061,222	99,944

Invesco Small Cap Equity Fund, Institutional Class	—	2,256,322	438,208	384,400	48,970	2,251,484	—

Invesco Van Kampen American Value Fund, Class Y	2,652,398	348,631	2,103,343	(967,520)	69,834	—	2,859

Invesco Van Kampen Capital Growth Fund, Class Y	6,647,657	815,659	4,946,082	(2,702,935)	185,701	—	—

Invesco Van Kampen Asset Allocation Conservative Fund

				Change in
				Unrealized	Realized
	Value	Purchases at	Proceeds from	Appreciation	Gain	Value	Dividend
	03/31/2010	Cost	Sales	(Depreciation)	(Loss)	12/31/2010	Income

Invesco Van Kampen Comstock Fund, Class Y	6,638,197	907,942	5,874,426	(1,749,474)	77,761	—	31,049

Invesco Van Kampen Corporate Bond Fund, Class Y	29,337,371	93,298	27,611,003	(1,881,947)	62,281	—	364,110

Invesco Van Kampen Emerging Markets Fund, Class Y	1,332,238	207,484	1,339,186	(225,236)	24,700	—	—

Invesco Van Kampen Government Securities Fund, Class Y	21,294,258	209,203	21,761,633	393,312	(135,140)	—	150,494

Invesco Van Kampen Growth and Income, Class Y	9,296,171	4,216,416	12,055,995	(1,419,795)	(36,797)	—	45,804

Invesco Van Kampen Harbor Fund, Class Y	3,973,246	127,671	3,372,311	(747,626)	19,020	—	38,515

Invesco Van Kampen High Yield Fund, Class Y	3,988,376	28,534	3,672,461	(338,062)	(6,387)	—	89,701

Invesco Van Kampen International Growth Fund, Class Y	9,271,825	1,711,581	8,877,984	(2,136,169)	30,747	—	—

Invesco Van Kampen Limited Duration Fund, Class Y	13,294,634	130,175	13,268,255	(108,936)	(47,618)	—	82,750

Invesco Van Kampen Mid Cap Growth, Class Y	2,647,295	263,316	1,834,207	(1,157,283)	80,879	—	—

Invesco Van Kampen Real Estate Fund, Class Y	2,642,028	329,391	2,236,378	(856,038)	120,997	—	7,904

Invesco Van Kampen U.S. Mortgage Fund, Class Y	6,647,357	194,588	6,695,350	(156,454)	9,859	—	56,566

Invesco Van Kampen American Value Fund, Institutional Class	—	1,944,389	2,782,272	—	837,883	—	2,861

Invesco Van Kampen Capital Growth Fund, Institutional Class	—	4,596,526	2,924,507	2,012,836	1,198,860	4,883,715	—

Invesco Van Kampen Comstock Fund, Institutional Class	—	5,706,390	4,296,378	525,765	1,265,617	3,201,394	44,649

Invesco Van Kampen Corporate Bond Fund, Institutional Class	—	23,445,098	26,079,427	—	2,634,329	—	543,407

Invesco Van Kampen Emerging Markets Fund, Institutional Class	—	1,288,665	1,589,199	—	300,534	—	—

Invesco Van Kampen Asset Allocation Conservative Fund

				Change in
				Unrealized	Realized
	Value	Purchases at	Proceeds from	Appreciation	Gain	Value	Dividend
	03/31/2010	Cost	Sales	(Depreciation)	(Loss)	12/31/2010	Income

Invesco Van Kampen Government Securities Fund, Institutional Class	—	20,060,628	20,517,385	—	456,757	—	165,977

Invesco Van Kampen Growth and Income Fund, Institutional Class	—	11,782,897	10,149,594	342,326	731,777	2,707,407	50,037

Invesco Van Kampen Harbor Fund, Institutional Class	—	3,129,897	3,892,545	—	762,648	—	37,291

Invesco Van Kampen High Yield Fund, Institutional Class	—	6,209,983	430,346	449,483	7,649	6,236,769	163,075

Invesco Van Kampen International Growth Fund, Institutional Class	—	8,771,750	6,289,021	777,176	1,405,819	4,665,724	65,888

Invesco Van Kampen Limited Duration Fund, Institutional Class	—	12,278,241	12,506,476	—	228,235	—	98,297

Invesco Van Kampen Mid Cap Growth Fund, Institutional Class	—	1,691,072	2,880,309	—	1,189,237	—	—

Invesco Van Kampen Real Estate Fund, Institutional Class	—	2,013,166	2,960,855	—	947,689	—	7,799

Invesco Van Kampen U.S. Mortgage Fund, Institutional Class	—	6,252,303	6,554,146	—	301,843	—	82,156

Liquid Assets Portfolio, Institutional Class	—	21,526,347	21,324,773	—	—	201,574	486

PowerShares Emerging Markets Sovereign Debt Portfolio	—	606,466	636,451	—	29,985	—	8,700

PowerShares 1-30 Laddered Treasury Portfolio	—	21,579,865	167,033	(606,599)	(8,638)	20,797,595	52,969

Premier Portfolio, Institutional Class	—	21,526,347	21,324,773	—	—	201,574	275

Total	$119,663,051	$273,552,473	$270,370,385	$(8,215,706)	$12,989,219	$127,618,643	$3,636,307

NOTE 5 — Significant Event
     The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco Moderately Conservative Allocation Fund (the
Invesco Van Kampen Asset Allocation Conservative Fund

Acquiring Fund”) in exchange for shares of the Acquiring Fund. The Agreement requires approval of the Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2011.
Invesco Van Kampen Asset Allocation Conservative Fund

Invesco Van Kampen Asset Allocation
Growth Fund
Quarterly Schedule of Portfolio Holdings
December 31, 2010

invesco.com/us	VK-AAG-QTR-1 12/10	Invesco Advisers, Inc.

Schedule of Investments
December 31, 2010 (Unaudited)

	Number of
Description	Shares	Value

Investment Companies (a) 99.9%
Invesco Balanced-Risk Allocation Fund, Institutional Class	2,546,673	$28,497,267
Invesco Balanced-Risk Commodity Strategy Fund, Institutional Class (b)(c)	992,200	10,973,728
Invesco Charter Fund, Institutional Class	642,762	10,669,850
Invesco Developing Markets Fund, Institutional Class	377,957	12,506,595
Invesco Diversified Dividend Fund, Institutional Class	1,326,358	16,261,151
Invesco Endeavor Fund, Institutional Class (c)	494,002	8,294,290
Invesco Global Real Estate Fund, Institutional Class (b)	731,265	7,605,151
Invesco International Core Equity Fund, Institutional Class	1,400,778	15,590,656
Invesco Small Cap Equity Fund, Institutional Class (c)	541,298	6,879,896
Invesco Van Kampen Capital Growth Fund, Institutional Class (c)	1,101,110	15,052,176
Invesco Van Kampen Comstock Fund, Institutional Class	624,900	9,823,435
Invesco Van Kampen Growth and Income Fund, Institutional Class	433,558	8,345,996
Invesco Van Kampen International Growth Fund, Institutional Class	852,171	14,376,120
PowerShares 1-30 Laddered Treasury Portfolio	442,400	12,365,080

Total Long-Term Investments 99.9% (Cost $158,222,666)		177,241,391

Money Market Funds (a) 0.2%
Liquid Assets Portfolio-Institutional Class	224,941	224,941
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Asset Allocation Growth Fund

	Number of
Description	Shares	Value
Money Market Funds (continued)
Premier Portfolio-Institutional Class	224,941	$224,941

Total Money Market Funds 0.2% (Cost $449,882)		449,882

Total Investments 100.1% (Cost $159,172,548)		177,691,273

Liabilities in Excess of Other Assets (0.1%)		(213,056)

Net Assets 100.0%		$177,478,217

Percentages are calculated as a percentage of net assets.

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.

(b)	The Fund does not invest in the affiliated underlying funds for the purpose of exercising management or control. At December 31, 2010, the Fund held the following positions, which exceeded 5% of the affiliated underlying fund’s shares outstanding:

Percent of
Affiliated Underlying Fund	Shares Held

Invesco Balanced-Risk Commodity Strategy Fund, Institutional Class	9.48%
Invesco Global Real Estate Fund, Institutional Class	5.98

(c)	Non-income producing security.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Asset Allocation Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
December 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations – Investments in underlying funds are valued at the end of the day net asset value per share.
     Securities in the underlying funds, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity
Invesco Van Kampen Asset Allocation Growth Fund

are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is
Invesco Van Kampen Asset Allocation Growth Fund

recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.

Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of December 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
     During the nine months ended December 31, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$177,691,273	$—	$—	$177,691,273

Invesco Van Kampen Asset Allocation Growth Fund

NOTE 3 — Investment Securities
Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$1,389,207

Aggregate unrealized (depreciation) of investment securities	(683,717)

Net unrealized appreciation of investment securities	$705,490

Cost of investments for tax purposes is $176,985,783.
NOTE 4 — Investments in Affiliates
The Fund and the mutual funds below have the same investment adviser and therefore are considered to be affiliated. On June 1, 2010, Class I shares of the former Van Kampen funds were reorganized into Class Y shares of their respective Invesco Van Kampen fund. On July 1, 2010, the Fund transferred its investment in each Invesco fund Class Y shares into the Institutional Class shares of the respective fund. The amount transferred out of each Class Y shares investments is included in Proceeds from Sales. The amount transferred into each Institutional Class is included in Purchases at Cost. The following is a summary of the transactions in and earnings from investments in affiliated mutual funds for the nine months ended December 31, 2010.

				Change in
				Unrealized	Realized
	Value	Purchases at	Proceeds from	Appreciation	Gain	Value	Dividend
	03/31/2010	Cost	Sales	(Depreciation)	(Loss)	12/31/2010	Income

Invesco Balanced-Risk Allocation Fund, Institutional Class	$—	$31,961,362	$3,169,401	$(336,609)	$41,915	$28,497,267	$1,604,322

Invesco Balanced-Risk Commodity Strategy Fund, Institutional Class	—	10,242,500	344,862	1,051,732	24,358	10,973,728	—

Invesco Charter Fund, Institutional Class	—	10,131,464	378,300	906,294	10,392	10,669,850	92,776

Invesco Developing Markets Fund, Institutional Class	—	12,202,410	345,639	634,814	15,010	12,506,595	132,679

Invesco Diversified Dividend Fund, Institutional Class	—	15,525,467	709,919	1,419,203	26,400	16,261,151	135,215

Invesco Emerging Market Local Currency Debt Fund, Institutional Class	—	1,469,348	1,479,508	—	10,160	—	12,126

Invesco Endeavor Fund, Institutional Class	—	7,632,330	704,382	1,299,225	67,117	8,294,290	—

Invesco Van Kampen Asset Allocation Growth Fund

				Change in
				Unrealized	Realized
	Value	Purchases at	Proceeds from	Appreciation	Gain	Value	Dividend
	03/31/2010	Cost	Sales	(Depreciation)	(Loss)	12/31/2010	Income

Invesco Global Real Estate Fund, Institutional Class	—	7,491,023	174,344	282,134	6,338	7,605,151	260,641

Invesco International Core Equity Fund, Institutional Class	—	15,055,284	564,491	1,088,158	11,705	15,590,656	299,680

Invesco Small Cap Equity Fund, Institutional Class	—	6,445,072	837,328	1,174,631	97,521	6,879,896	—

Invesco Van Kampen Capital Growth Fund, Class Y	24,006,844	1,517,035	17,827,629	(7,865,234)	168,984	—	—

Invesco Van Kampen Comstock Fund, Class Y	23,973,923	1,995,923	23,432,691	(2,241,707)	(295,448)	—	104,386

Invesco Van Kampen Corporate Bond Fund, Class Y	14,269,553	436,492	13,693,633	(1,396,471)	384,059	—	179,053

Invesco Van Kampen Emerging Markets Fund, Class Y	10,691,626	1,077,739	10,678,801	(1,234,260)	143,696	—	—

Invesco Van Kampen Growth and Income, Class Y	15,987,131	1,482,983	16,140,356	(1,223,009)	(106,749)	—	59,116

Invesco Van Kampen High Yield Fund, Class Y	10,669,485	309,087	10,112,191	(697,009)	(169,372)	—	228,361

Invesco Van Kampen International Growth Fund, Class Y	30,119,399	4,078,600	32,782,186	(995,960)	(419,853)	—	—

Invesco Van Kampen Limited Duration Fund, Class Y	2,667,408	91,594	2,736,777	(35,984)	13,759	—	15,809

Invesco Van Kampen Mid Cap Growth, Class Y	19,475,083	1,234,333	17,069,231	(3,891,362)	251,177	—	—

Invesco Van Kampen Real Estate Securities Fund, Class Y	3,533,843	327,653	2,561,134	(1,495,095)	194,733	—	10,197

Invesco Van Kampen U.S. Mortgage Fund, Class Y	3,556,591	464,221	3,954,435	(110,810)	44,433	—	29,289

Invesco Van Kampen Capital Growth Fund, Institutional Class	—	15,927,491	10,581,531	6,499,889	3,206,327	15,052,176	—

Invesco Van Kampen Comstock Fund, Institutional Class	—	22,231,808	15,152,745	1,285,286	1,459,086	9,823,435	142,910

Invesco Van Kampen Corporate Bond Fund, Institutional Class	—	10,599,385	11,978,294	—	1,378,909	—	218,087

Invesco Van Kampen Emerging Markets Fund, Institutional Class	—	10,241,782	12,037,399	—	1,795,617	—	—

Invesco Van Kampen Growth and Income Fund, Institutional Class	—	16,012,239	8,792,291	963,180	162,868	8,345,996	78,758

Invesco Van Kampen High Yield Fund, Institutional Class	—	8,342,346	9,273,679	—	931,333	—	293,537

Invesco Van Kampen International Growth Fund, Institutional Class	—	32,391,777	19,396,257	2,597,896	(1,217,296)	14,376,120	196,902

Invesco Van Kampen Asset Allocation Growth Fund

				Change in
				Unrealized	Realized
	Value	Purchases at	Proceeds from	Appreciation	Gain	Value	Dividend
	03/31/2010	Cost	Sales	(Depreciation)	(Loss)	12/31/2010	Income

Invesco Van Kampen Limited Duration Fund, Institutional Class	—	2,092,176	2,127,485	—	35,309	—	11,488

Invesco Van Kampen Mid Cap Growth Fund, Institutional Class	—	13,717,894	18,200,402	—	4,482,508	—	—

Invesco Van Kampen Real Estate Securities Fund, Institutional Class	—	2,161,217	3,736,657	—	1,575,440	—	9,709

Invesco Van Kampen U.S. Mortgage Fund, Institutional Class	—	3,059,474	3,189,603	—	130,129	—	19.154

Liquid Assets Portfolio, Institutional Class	—	15,812,948	15,588,007	—	—	224,941	477

PowerShares Emerging Markets Sovereign Debt Portfolio	—	774,103	812,029	—	37,926	—	10,888

PowerShares 1-30 Laddered Treasury Portfolio	—	12,712,188	—	(347,108)	—	12,365,080	30,549

Premier Portfolio, Institutional Class	—	15,812,948	15,588,007	—	—	224,941	280

Total	$158,950,886	$313,061,696	$306,151,624	$(2,668,176)	$14,498,491	$177,691,273	$4,176,389

NOTE 5 — Significant Event
The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco Growth Allocation Fund (the “Acquiring Fund”) in exchange for shares of the Acquiring Fund. The Agreement requires approval of the Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2011.
Invesco Van Kampen Asset Allocation Growth Fund

Invesco Van Kampen Asset Allocation
Moderate Fund
Quarterly Schedule of Portfolio Holdings
December 31, 2010

invesco.com/us	VK-AAM-QTR-1 12/10	Invesco Advisers, Inc.

Schedule of Investments
December 31, 2010 (unaudited)

	Number of
Description	Shares	Value

Investment Companies (a) 100.1%
Invesco Balanced-Risk Allocation Fund, Institutional Class	2,817,326	$31,525,879
Invesco Balanced-Risk Commodity Strategy Fund, Institutional Class (b)(c)	1,169,058	12,929,785
Invesco Charter Fund, Institutional Class	666,409	11,062,382
Invesco Core Bond Fund, Institutional Class (b)	2,526,430	22,712,608
Invesco Developing Markets Fund, Institutional Class	392,112	12,974,982
Invesco Diversified Dividend Fund, Institutional Class	1,379,533	16,913,075
Invesco Emerging Market Local Currency Debt Fund, Institutional Class (b)	574,389	6,088,521
Invesco Endeavor Fund, Institutional Class (c)	512,963	8,612,642
Invesco Floating Rate Fund, Institutional Class	979,308	7,579,843
Invesco Global Real Estate Fund, Institutional Class (b)	757,609	7,879,129
Invesco International Core Equity Fund, Institutional Class (b)	1,455,672	16,201,626
Invesco Small Cap Equity Fund, Institutional Class (c)	563,420	7,161,065
Invesco Van Kampen Capital Growth Fund, Institutional Class (c)	1,141,822	15,608,711
Invesco Van Kampen Comstock Fund, Institutional Class	648,640	10,196,627
Invesco Van Kampen Growth and Income Fund, Institutional Class	450,597	8,673,994
Invesco Van Kampen High Yield Fund, Institutional Class	941,036	9,137,459
Invesco Van Kampen International Growth Fund, Institutional Class	883,348	14,902,082
PowerShares 1-30 Laddered Treasury Portfolio (b)	1,091,300	30,501,835

Total Long-Term Investments 100.1% (Cost $232,125,457)		250,662,245

Money Market Funds (a) 0.0%
Liquid Assets Portfolio-Institutional Class	4,974	4,974
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Asset Allocation Moderate Fund

	Number of
Description	Shares	Value

Money Market Funds (continued)
Premier Portfolio-Institutional Class	4,974	$4,974

Total Money Market Funds 0.0% (Cost $9,948)		9,948

Total Investments 100.1% (Cost $232,135,405)		250,672,193

Liabilities in Excess of Other Assets (0.1%)		(201,667)

Net Assets 100.0%		$250,470,526

Percentages are calculated as a percentage of net assets.

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.

(b)	The Fund does not invest in the affiliated underlying funds for the purpose of exercising management or control. At December 31, 2010, the Fund held the following positions, which exceeded 5% of the affiliated underlying fund’s shares outstanding:

Percent of
Affiliated Underlying Fund	Shares Held

Invesco Balanced-Risk Commodity Strategy Fund, Institutional Class	11.17%
Invesco Core Bond Fund, Institutional Class	6.46
Invesco Emerging Market Local Currency Debt Fund, Institutional Class	15.16
Invesco Global Real Estate Fund, Institutional Class	6.20
Invesco International Core Equity Fund, Institutional Class	5.00
PowerShares 1-30 Laddered Treasury Portfolio	10.86
(c)	Non-income producing security.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Asset Allocation Moderate Fund

Notes to Quarterly Schedule of Portfolio Holdings
December 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Investments in underlying funds are valued at the end of the day net asset value per share.
     Securities in the underlying funds, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the
Invesco Van Kampen Asset Allocation Moderate Fund

closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market
Invesco Van Kampen Asset Allocation Moderate Fund

conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.

Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of December 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
     During the nine months ended December 31, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$250,672,193	$—	$—	$250,672,193

NOTE 3 — Investment Securities
     Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$—

Aggregate unrealized (depreciation) of investment securities	(5,755,411)

Net unrealized appreciation (depreciation) of investment securities	$(5,755,411)

Cost of investments for tax purposes is $256,427,604.
Invesco Van Kampen Asset Allocation Moderate Fund

NOTE 4 — Investments in Affiliates
The Fund and the mutual funds below have the same investment adviser and therefore are considered to be affiliated. On June 1, 2010, Class I shares of the former Van Kampen funds were reorganized into Class Y shares of their respective Invesco Van Kampen fund. On July 1, 2010, the Fund transferred its investment in each Invesco fund Class Y shares into the Institutional Class shares of the respective fund. The amount transferred out of each Class Y shares investments is included in Proceeds from Sales. The amount transferred into each Institutional Class is included in Purchases at Cost. The following is a summary of the transactions in and earnings from investments in affiliated mutual funds for the nine months ended December 31, 2010.

				Change in
		Purchases	Proceeds	Unrealized	Realized
	Value	at	from	Appreciation	Gain	Value	Dividend
	03/31/2010	Cost	Sales	(Depreciation)	(Loss)	12/31/2010	Income

Invesco Balanced-Risk Allocation Fund, Institutional Class	$—	$35,887,040	$4,039,796	$(376,567)	$55,202	$31,525,879	$1,796,959

Invesco Balanced-Risk Commodity Strategy Fund, Institutional Class	—	12,192,870	531,680	1,239,202	29,393	12,929,785	—

Invesco Charter Fund, Institutional Class	—	10,813,955	722,443	939,636	31,234	11,062,382	97,735

Invesco Core Bond Fund, Institutional Class		23,126,782	122,128	(290,140)	(1,906)	22,712,608	101,182

Invesco Developing Markets Fund, Institutional Class	—	13,052,193	774,334	664,957	32,166	12,974,982	140,658

Invesco Diversified Dividend Fund, Institutional Class	—	16,647,410	1,271,060	1,476,100	60,625	16,913,075	143,040

Invesco Emerging Market Local Currency Debt Fund, Institutional Class	—	6,920,617	791,713	(47,365)	6,982	6,088,521	277,763

Invesco Endeavor Fund, Institutional Class	—	8,185,682	1,015,916	1,349,091	93,785	8,612,642	—

Invesco Floating Rate Fund, Institutional Class	—	8,532,450	1,185,803	213,432	19,764	7,579,843	108,332

Invesco Global Real Estate Fund, Institutional Class	—	8,050,696	482,421	295,464	15,390	7,879,129	275,555

Invesco International Core Equity Fund, Institutional Class	—	16,263,972	1,234,487	1,135,424	36,717	16,201,626	318,148

Invesco Small Cap Equity Fund, Institutional Class	—	6,933,413	1,121,374	1,222,674	126,352	7,161,065	—

Invesco Van Kampen Capital Growth Fund, Class Y	26,612,764	3,050,648	21,777,760	(9,677,993)	1,792,341	—	—

Invesco Van Kampen Comstock Fund, Class Y	23,917,469	3,550,708	23,836,428	(3,396,904)	(234,845)	—	111,803

Invesco Van Kampen Corporate Bond Fund, Class Y	32,031,120	419,897	30,381,028	(2,445,929)	375,940	—	400,981

Invesco Van Kampen Emerging Markets Fund, Class Y	10,666,739	1,742,129	11,293,873	(1,415,549)	300,554	—	—

Invesco Van Kampen Asset Allocation Moderate Fund

				Change in
		Purchases	Proceeds	Unrealized	Realized
	Value	at	from	Appreciation	Gain	Value	Dividend
	03/31/2010	Cost	Sales	(Depreciation)	(Loss)	12/31/2010	Income

Invesco Van Kampen Government Securities Fund, Class Y	29,304,057	581,820	30,004,235	83,874	34,484	—	188,153

Invesco Van Kampen Growth and Income, Class Y	15,949,583	2,493,415	16,219,021	(2,134,209)	(89,768)	—	61,003

Invesco Van Kampen High Yield Fund, Class Y	13,305,691	143,394	12,593,695	(593,523)	(261,867)	—	283,868

Invesco Van Kampen International Growth Fund, Class Y	37,118,281	6,336,156	39,256,927	(2,693,167)	(1,504,343)	—	—

Invesco Van Kampen Limited Duration Fund, Class Y	17,297,458	299,539	17,492,925	(183,568)	79,496	—	102,346

Invesco Van Kampen Mid Cap Growth, Class Y	15,897,070	2,086,395	13,997,419	(4,107,750)	121,704	—	—

Invesco Van Kampen Real Estate Securities Fund, Class Y	3,966,342	609,154	2,990,303	(1,874,488)	289,295	—	11,989

Invesco Van Kampen U.S. Mortgage Fund, Class Y	13,305,828	1,317,421	14,378,484	(371,154)	126,389	—	109,532

Invesco Van Kampen Capital Growth Fund, Institutional Class	—	17,328,081	11,871,380	6,189,133	3,962,877	15,608,711	—

Invesco Van Kampen Comstock Fund, Institutional Class	—	22,857,658	16,602,110	1,383,148	2,557,931	10,196,627	153,743

Invesco Van Kampen Corporate Bond Fund, Institutional Class	—	24,889,269	27,773,016	—	2,883,747	—	574,169

Invesco Van Kampen Emerging Markets Fund, Institutional Class	—	10,552,057	12,449,960	—	1,897,903	—	—

Invesco Van Kampen Government Securities Fund, Institutional Class	—	24,309,730	25,106,108	—	796,378	—	201,288

Invesco Van Kampen Growth and Income Fund, Institutional Class	—	15,588,848	9,043,521	962,735	1,165,932	8,673,994	82,320

Invesco Van Kampen High Yield Fund, Institutional Class	—	10,799,675	2,708,975	1,136,335	(89,576)	9,137,459	422,289

Invesco Van Kampen International Growth Fund, Institutional Class	—	35,785,640	25,102,392	1,907,037	2,311,797	14,902,082	208,170

Invesco Van Kampen Limited Duration Fund, Institutional Class	—	13,782,134	13,974,002	—	191,868	—	76,095

Invesco Van Kampen Mid Cap Growth Fund, Institutional Class	—	12,294,800	16,961,803	—	4,667,003	—	—

Invesco Van Kampen Real Estate Securities Fund, Institutional Class	—	2,451,943	4,356,848	—	1,904,905	—	11,442

Invesco Van Kampen U.S. Mortgage Fund, Institutional Class	—	11,538,248	12,058,610	—	520,362	—	117,506

Invesco Van Kampen Asset Allocation Moderate Fund

				Change in
		Purchases	Proceeds	Unrealized	Realized
	Value	at	from	Appreciation	Gain	Value	Dividend
	03/31/2010	Cost	Sales	(Depreciation)	(Loss)	12/31/2010	Income

Liquid Assets Portfolio, Institutional Class	—	29,120,068	29,115,094	—	—	4,974	696

PowerShares Emerging Markets Sovereign Debt Portfolio	—	1,147,916	1,204,242	—	56,326	—	16,166

PowerShares 1-30 Laddered Treasury Portfolio	—	31,532,377	160,881	(863,510)	(6,151)	30,501,835	75,483

Premier Portfolio, Institutional Class	—	29,120,068	29,115,094	—	—	4,974	388

Total	$239,372,402	$482,336,268	$485,119,289	$(10,273,574)	$24,356,386	$250,672,193	$6,468,802

NOTE 5 — Significant Event
The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco Moderate Allocation Fund (the “Acquiring Fund”) in exchange for shares of the Acquiring Fund. The Agreement requires approval of the Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2011.
Invesco Van Kampen Asset Allocation Moderate Fund

TABLE OF CONTENTS

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Item 3. Exhibits
EXHIBIT INDEX
Item 2. Controls and Procedures.
(a)	As of December 14, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of December 14, 2010, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: AIM Growth Series (Invesco Growth Series)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer
Date: March 1, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor Principal Executive Officer

Date: March 1, 2011

By:	/s/ Sheri Morris
Sheri Morris Principal Financial Officer

Date: March 1, 2011

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.